Stockholder's Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Stockholder's Equity [Abstract]
STOCKHOLDER'S EQUITY

6. STOCKHOLDER’S EQUITY

Authorized Capital Stock

The certificate of incorporation adopted on August 5, 2024, in connection with the Merger, authorized 110,000,000 shares, of which 100,000,000 shares are common stock with a par value of $0.0001, and 10,000,000 shares are preferred stock with a par value of $0.0001. On April 7, 2025, pursuant to Board and stockholder approval, the Company amended its Certificate of Amendment to increase the authorized shares of common stock from 100,000,000 shares to 400,000,000 shares.

Stock Plans

Under the 2023 Citius Oncology Omnibus Stock Incentive Plan, adopted on April 29, 2023, we reserved 15,000,000 common shares for issuance. On August 2, 2024, we reserved an additional 15,000,000 common shares for issuance under the 2024 Citius Oncology Omnibus Stock Incentive Plan. The stock plans provide incentives to employees, directors, and consultants through grants of options, SARs, dividend equivalent rights, restricted stock, restricted stock units, or other rights.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Volatility is estimated using the trading activity of Citius Pharmaceuticals common stock until such time as we have sufficient history. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted to employees and directors, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

A summary of option activity under the stock plans is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2024	12,750,000	$2.15	8.78 years	$—
Granted	5,750,000	$1.07
Forfeited	-
Outstanding at March 31, 2025	18,500,000	$1.81	8.72 years	$—
Exercisable at March 31, 2025	5,135,417	$2.06	8.39 years	$—

On December 2, 2024, the Board of Directors granted options to purchase 200,000 common shares at an exercise price of $1.02 per share.

On December 12, 2024, the Board of Directors granted options to purchase 5,550,000 common shares at an exercise price of $1.07 per share.

The weighted average grant date fair value of the options granted during the six months ended March 31, 2025 was estimated at $0.80 per share. All these options vest over terms of 12 to 36 months and have a term of 10 years.

Stock-based compensation expense for the three months ended March 31, 2025 and 2024 was $2,088,572 and $1,957,000, respectively. Stock-based compensation expense for the six months ended March 31, 2025 and 2024 was $3,897,050 and $3,874,000, respectively.

At March 31, 2025, unrecognized total compensation cost related to unvested awards under the Citius Oncology stock plans of $12,304,857 is expected to be recognized over a weighted average period of 1.64 years.

5. STOCKHOLDER’S EQUITY

Authorized Capital Stock and Stock Split

On April 29, 2023, the Company amended its certificate of incorporation, (the “Prior Charter”) to authorize an increase in the total number of shares of capital stock to 110,000,000 shares, of which 100,000,000 shares are common stock with a par value of $0.0001, and 10,000,000 shares are preferred stock with a par value of $0.0001. On July 5, 2023, the Board of Directors approved a 675,000-for-1 stock split of the outstanding 100 shares of common stock. The certificate of incorporation adopted on August 5, 2024, in connection with the Merger, also authorizes 110,000,000 shares, of which 100,000,000 shares are common stock with a par value of $0.0001, and 10,000,000 shares are preferred stock with a par value of $0.0001.

All share and per share amounts in these financial statements have been retroactively restated to reflect the amendment to the certificate of incorporation and the stock split.

Stock Plan

Under the Citius Oncology Stock Plan, adopted on April 29, 2023, we reserved 15,000,000 common shares for issuance. The stock plan provides incentives to employees, directors, and consultants through grants of options, SARs, dividend equivalent rights, restricted stock, restricted stock units, or other rights.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Volatility is estimated using the trading activity of Citius Pharmaceuticals common stock. until such time as we have sufficient history. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted to employees and directors, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

The following assumptions were used in determining the fair value of stock option grants for the year ended September 30, 2024 and 2023:

	2024	2023
Risk-free interest rate	4.66%	4.11%
Expected dividend yield	0.00%	0.00%
Expected term	6.50 years	5.96 years
Expected volatility	87%	91%

A summary of option activity under the plan is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2023	12,600,000	$2.15	9.77 years	$-
Granted	150,000	2.15
Forfeited	-
Outstanding at September 30, 2024	12,750,000	$2.15	8.78 years	$-
Exercisable at September 30, 2024	3,937,500	$2.15	8.77 years	$-

The weighted average grant date fair value of the options granted during the year ended September 30, 2024 was estimated at $1.66 per share. All these options vest over terms of 12 to 36 months and have a term of 10 years.

Stock-based compensation expense for the year ended September 30, 2024 was $7,498,817.

At September 30, 2024, unrecognized total compensation cost related to unvested awards under the stock plan of $11,592,383 is expected to be recognized over a weighted average period of 1.77 years.

On August 5, 2024, the Board of Directors granted options to purchase 150,000 common shares at an exercise price of $2.15 per share.